UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-04760

                              Scudder Advisor Funds
                              ---------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  09/30
                          -----

Date of reporting period:  12/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Mid Cap Growth Fund
Investment Portfolio as of December 31, 2004 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------

                                                                              Shares                            Value ($)
                                                                      ---------------------------------------------------

Common Stocks 98.3%
Consumer Discretionary 24.7%
Hotels Restaurants & Leisure 5.1%
P.F. Chang's China Bistro, Inc.*                                             302,400                          17,040,240
Station Casinos, Inc.                                                        200,600                          10,968,808
The Cheesecake Factory, Inc.*                                                622,350                          20,207,704
                                                                                                             -----------
                                                                                                              48,216,752

Household Durables 4.8%
Garmin Ltd. (b)                                                              320,200                          19,480,968
Harman International Industries, Inc. (b)                                    197,600                          25,095,200
                                                                                                             -----------
                                                                                                              44,576,168

Specialty Retail 8.0%
Aeropostale, Inc.*                                                           612,300                          18,019,989
Chico's FAS, Inc.* (b)                                                       436,400                          19,869,292
Regis Corp.                                                                  232,300                          10,720,645
Urban Outfitters, Inc.*                                                      604,400                          26,835,360
                                                                                                             -----------
                                                                                                              75,445,286

Textiles, Apparel & Luxury Goods 6.8%
Columbia Sportswear Co.*                                                     397,700                          23,706,897
Fossil, Inc.*                                                                588,100                          15,078,884
Polo Ralph Lauren Corp.                                                      595,500                          25,368,300
                                                                                                             -----------
                                                                                                              64,154,081

Consumer Staples 3.2%
Beverages 1.1%
Constellation Brands, Inc. "A"*                                              218,400                          10,157,784
                                                                                                             -----------
Household Products 2.1%
Jarden Corp.*                                                                455,300                          19,778,232
                                                                                                             -----------
Energy 4.3%
Energy Equipment & Services 2.8%
BJ Services Co.                                                              191,200                           8,898,448
FMC Technologies, Inc.*                                                      254,100                           8,182,020
Rowan Companies, Inc.*                                                       358,300                           9,279,970
                                                                                                             -----------
                                                                                                              26,360,438

Oil & Gas 1.5%
Ultra Petroleum Corp.*                                                       300,100                          14,443,813
                                                                                                             -----------
Financials 8.2%
Capital Markets 5.7%
E*TRADE Financial Corp.*                                                   1,354,900                          20,255,755
Investors Financial Services Corp.                                           320,000                          15,993,600
Legg Mason, Inc. (b)                                                         228,650                          16,750,899
                                                                                                             -----------
                                                                                                              53,000,254

Diversified Financial Services 2.5%
Calamos Asset Management, Inc. "A"*                                          460,200                          12,425,400
The First Marblehead Corp.*                                                  200,700                          11,289,375
                                                                                                             -----------
                                                                                                              23,714,775

Health Care 23.7%
Biotechnology 4.8%
Charles River Laboratories International, Inc.*                              346,900                          15,960,869
Genzyme Corp.*                                                               265,000                          15,388,550
Invitrogen Corp.*                                                            200,300                          13,446,139
                                                                                                             -----------
                                                                                                              44,795,558

Health Care Equipment & Supplies 8.2%
Beckman Coulter, Inc.                                                        193,100                          12,935,769
C.R. Bard, Inc.                                                              151,200                           9,673,776
Fisher Scientific International, Inc.*                                       267,900                          16,711,602
Kinetic Concepts, Inc.*                                                      368,600                          28,124,180
PerkinElmer, Inc.                                                            414,700                           9,326,603
                                                                                                             -----------
                                                                                                              76,771,930

Health Care Providers & Services 7.2%
Community Health Systems, Inc.*                                              749,400                          20,893,272
Coventry Health Care, Inc.*                                                  495,600                          26,306,448
Triad Hospitals, Inc.*                                                       560,700                          20,863,647
                                                                                                             -----------
                                                                                                              68,063,367

Pharmaceuticals 3.5%
Celgene Corp.*                                                               653,200                          17,329,396
Connetics Corp.*                                                             626,800                          15,224,972
                                                                                                             -----------
                                                                                                              32,554,368

Industrials 3.7%
Machinery 1.7%
Oshkosh Truck Corp.                                                          241,200                          16,493,256
                                                                                                             -----------
Road & Rail 2.0%
Heartland Express, Inc.                                                      820,750                          18,442,253
                                                                                                             -----------
Information Technology 23.8%
Communications Equipment 4.3%
Comverse Technologies, Inc.*                                                 523,700                          12,804,465
Foundry Networks, Inc.*                                                    1,376,400                          18,113,424
Polycom, Inc.*                                                               411,100                           9,586,852
                                                                                                             -----------
                                                                                                              40,504,741

Computers & Peripherals 2.9%
Avid Technology, Inc.*                                                       192,600                          11,893,050
QLogic Corp.*                                                                427,300                          15,694,729
                                                                                                             -----------
                                                                                                              27,587,779

Internet Software & Services 2.0%
Check Point Software Technologies Ltd.*                                      765,500                          18,854,265
                                                                                                             -----------
IT Consulting & Services 2.3%
Cognizant Technology Solutions Corp. "A"*                                    511,900                          21,668,727
                                                                                                             -----------
Office Electronics 1.6%
Zebra Technologies Corp. "A"*                                                263,100                          14,807,268
                                                                                                             -----------
Semiconductors & Semiconductor Equipment 5.2%
Linear Technology Corp.                                                      518,800                          20,108,688
Microchip Technology, Inc.                                                   538,700                          14,361,742
NVIDIA Corp.*                                                                600,800                          14,154,848
                                                                                                             -----------
                                                                                                              48,625,278

Software 5.5%
BEA Systems, Inc.*                                                         1,278,500                          11,327,510
Cognos, Inc.* (b)                                                            904,800                          39,865,488
                                                                                                             -----------
                                                                                                              51,192,998

Materials 4.4%
Containers & Packaging 2.5%
Packaging Corp. of America                                                 1,006,800                          23,710,140
                                                                                                             -----------
Metals & Mining 1.9%
Peabody Energy Corp.                                                         223,200                          18,059,112
                                                                                                             -----------
Telecommunication Services 2.3%
Wireless Telecommunication Services
Nextel Partners, Inc. "A"*                                                 1,084,000                          21,181,360
                                                                                                             -----------

Total Common Stocks (Cost $702,381,850)                                                                      923,159,983
                                                                                                             -----------
Preferred Stocks 0.0%
Convergent Networks, Inc. "D"* (e)                                           345,565                              20,734
fusionOne "D"* (e)                                                           690,608                              44,889
Planetweb, Inc. "E"* (e)                                                     413,603                                   0
                                                                                                             -----------
Total Preferred Stocks (Cost $6,000,002)                                                                          65,623

Securities Lending Collateral 5.8%
Daily Assets Fund Institutional 2.25% (c)(d)
(Cost $54,400,500)                                                        54,400,500                          54,400,500
                                                                                                             -----------
Cash Equivalents 2.3%
Scudder Cash Management QP Trust 2.24% (a)
(Cost $21,993,577)                                                        21,993,577                          21,993,577
                                                                                                             -----------

                                                                                % of
                                                                          Net Assets                            Value ($)
                                                                          ----------                            ---------

Total Investment Portfolio  (Cost $784,775,929)                                106.4                         999,619,683
Other Assets and Liabilities, Net                                               -6.4                         -60,253,794
                                                                                                             -----------
Net Assets                                                                     100.0                         939,365,889
                                                                                                             ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2004 amounted to $53,118,629, which is 5.7% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

(e) The fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such a security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities in uncertain and there may be changes in the estimated value of these securities.


Schedule of Restricted Securities
------------------------------------

                                    Acquisition            Acquisition                       Value as % of
Securities                           Date                      Cost ($)       Value ($)         Net Assets
-----------------------------------------------------------------------------------------------------------
Convergent Networks, Inc. "D"       June 2003                        -           20,734             0.002%
fusionOne "D"                       October 2000             3,750,001           44,889             0.005%
Planetweb, Inc. "E"                 September 2000           2,250,000                -                  -
-----------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                      65,623             0.007%
-----------------------------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Mid Cap Growth Fund


By:                                 /s/Julian Sluyters
                                    -----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Mid Cap Growth Fund


By:                                 /s/Julian Sluyters
                                    -----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 22, 2005